Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, Rp in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents	$ 10,514		¥ 74,648			¥ 122,801	¥ 240,351
Overseas [Member]
Cash and cash equivalents	$ 17,486	Rp 159		$ 55,389	Rp 455
Overseas [Member] | Rmb [Member]
Cash and cash equivalents			32,470			30,080
CHINA | Variable Interest Entity, Not Primary Beneficiary [Member]
Cash and cash equivalents			1,043			4,730
CHINA | Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			¥ 23,490			¥ 32,147